Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				4 Months Ended	10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2012 Ocean Rig [Member]	Dec. 31, 2012 Ocean Rig [Member]	Dec. 05, 2012 Ocean Rig [Member]	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Mar. 21, 2012 Equity Incentive Plan 2012 [Member] Ocean Rig [Member]	May 15, 2012 Officer Ocean Rig [Member]	Dec. 05, 2012 Officer Ocean Rig [Member]	May 15, 2012 Sign Up Bonus [Member] Ocean Rig [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								2,000,000
Shares Granted				112,950					4,500	7,500
Unrecognized compensation cost related to non-vested share arrangements granted					$ 633
Allocated Share-based Compensation Expense	$ 12,686	$ 26,568	$ 24,200		$ 613
Number of shares forfeited			3,600
Grant date fair value						$ 15.75	$ 16.5				$ 15.92
Number of forfeited shares					77,150						28,200
Number of vested shares					2,500